Share Based Payments - Equity Incentive Plan - March 26, 2014 - Details of Non-vested Share Awards (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	252,000
Grant date fair value	$ 3.64
Shares cancelled	(3,000)
Non-vested share awards	348,500	339,000
December 10, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	200,000
Grant date fair value	$ 2.44
Non-vested share awards	200,000
December 10, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	20,000
Grant date fair value	$ 2.44
Non-vested share awards	20,000
Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	220,000
Non-vested share awards	220,000